Long-term loans (Loans from Huaneng Group and its subsidiaries) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of long-term loans [line items]
Long-term loans	¥ 125,129,416	¥ 74,551,246
Less: Current portion	18,098,458	9,560,885
Non-current portion	107,030,958	64,990,361
Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	7,427,183	3,818,807
Less: Current portion	2,123,494	855,222
Non-current portion	5,303,689	2,963,585
Huaneng Group [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	665,225	665,015
Less: Current portion	0	640,485
Non-current portion	¥ 665,225	¥ 24,530
Annual interest rate	4.75%	4.75%
HIPDC [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans		¥ 210
Less: Current portion		0
Non-current portion		¥ 210
Annual interest rate		4.75%
Huaneng Finance [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 2,794,780	¥ 286,000
Less: Current portion	244,500	60,000
Non-current portion	¥ 2,550,280	¥ 226,000
Annual interest rate	4.28%-4.66%	4.41%-4.75%
Huaneng Tiancheng Financial Leasing Co., Ltd. ("Tiancheng Financial Leasing") [member] | Secured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 3,967,178	¥ 2,867,582
Less: Current portion	1,878,994	154,737
Non-current portion	¥ 2,088,184	¥ 2,712,845
Annual interest rate	4.06%-4.51%	4.42%